Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan. 31, 2012
Brandes Institutional Emerging Markets Fund (Prospectus Summary) | Brandes Institutional Emerging Markets Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Brandes Institutional Emerging Markets Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Brandes Institutional Emerging Markets Fund (the "Emerging Markets Fund")
seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 94.70% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	94.70%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the
Emerging Markets Fund with the cost of investing in other mutual funds. The
Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (taking into account the contractual expense limitation for 1 year).

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Emerging Markets Fund invests at least 80%
of its net assets (plus any borrowings for investment purposes) measured at the time of purchase in equity securities of companies located in emerging markets. Equity securities include common and preferred stocks, warrants, convertible securities and shares of exchange traded funds ("ETFs"). ETFs are investment companies that invest in portfolios of securities designed to track particular market segments or indices, the shares of which are bought and sold on securities exchanges. Emerging markets include some or all of the countries located in each of the following regions: Asia, Europe, Central and South
America, Africa and the Middle East. The Advisor considers an emerging market country to be any country which is in the Morgan Stanley Capital International
Emerging Markets Index ("MSCI EM Index") or that, in the opinion of the Advisor, is generally considered to be an emerging market country by the international financial community.

Brandes Investment Partners, L.P., the investment advisor (the "Advisor"), uses the principles of value investing to analyze and select equity securities for the International Small Cap Fund's investment portfolio. When buying equity securities, the Advisor assesses the "intrinsic" value of a company based on measurable data such as a company's earnings, book value, and cash flow, for instance. By buying equity securities at what it believes are favorable prices to intrinsic value, the Advisor looks for the potential for appreciation over the business cycle, and for a margin of safety against price declines. The
Advisor may sell a security when its price reaches a target set by the Advisor, if the Advisor believes that other investments are more attractive, or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Because the values of the Emerging Markets Fund's investments will fluctuate with market conditions, so will the value of your investment in the Emerging
Markets Fund. You could lose money on your investment in the Emerging Markets
Fund, or the Emerging Markets Fund could underperform other
investments. Principal risks of the Emerging Markets Fund are as follows:

  ·  Stock Risks - The values of the Emerging Markets Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions.

  ·  Foreign Securities and Emerging Markets Risks - In addition, the performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Emerging Markets
     Fund invests. Emerging markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar.

  ·  Medium and Small-Cap Company Risk - Securities of medium-cap and small-cap companies may have comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.

  ·  Value Securities Risks - The Emerging Markets Fund may invest in value securities, which are securities of companies that may have experienced adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. It may take longer than expected for the value of such securities to rise to the anticipated value, or the value may never do
     so.

  ·  Convertible Securities Risks - The values of convertible securities are affected by interest rates; if rates rise, the values of convertible securities may fall. A convertible security's market value also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security's
     "conversion price." As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security.

  ·  ETF Risk - ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Emerging Markets Fund, or the Emerging Markets Fund could underperform other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Emerging Markets Fund. The bar chart below illustrates how the
Fund's total returns have varied from year to year. The table below compares the
Fund's total return over time to a broad-based securities index. The chart and table assume reinvestment of dividends and distributions. Of course, past performance, before and after taxes, does not indicate how the Emerging Markets
Fund will perform in the future. Updated performance is available on the Fund's website www.brandesinstitutionalfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Emerging Markets Fund. The bar chart below illustrates how the Fund's total returns have varied from year to year.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.brandesinstitutionalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Emerging Markets Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Brandes Institutional Emerging Markets Fund Year-by-Year Total Returns as of December 31, 2011 for Class I Shares
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter  Q2 2009 43.09%
Worst Quarter Q4 2008 -26.72%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only. After-tax returns for Class E shares will vary from those shown above for Class I shares.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
The Class I performance information shown for periods before January 31, 2011 is that of a private investment fund managed by the Advisor that is the predecessor of the Fund, not adjusted for Fund expenses. Performance shown for the Class S shares reflects the performance of the private investment fund shares adjusted to reflect Class S expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class I shares only. After-tax returns for Class E shares will vary from those shown above for Class I shares. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

In certain cases, the "Return After Taxes on Distributions and Sale of Fund
Shares" may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.

More on the Emerging Market Fund's Performance
Prior to January 31, 2011, the Advisor managed a private investment fund with policies, guidelines and restrictions that were, in all material respects, equivalent to those of the Emerging Markets Fund. The performance information shown for periods before January 31, 2011 is that of the private investment fund and reflects the net expenses of the private investment fund, which were higher than the current net expenses of the Emerging Markets Fund's Class I shares. The performance of the private investment fund prior to January 31, 2011 is based on calculations that are different than the standardized method of calculations specified by the Securities and Exchange Commission (the "SEC"). If the private investment fund's performance had been readjusted to reflect Class I expenses, the performance would have been higher. The private investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") and was not
subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of
1986, which, if applicable, may have adversely affected its performance.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Brandes Institutional Emerging Markets Fund Average Annual Total Returns For periods ending December 31, 2011
Brandes Institutional Emerging Markets Fund (Prospectus Summary) | Brandes Institutional Emerging Markets Fund | MSCI Emerging Markets Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.17%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	14.20%
Brandes Institutional Emerging Markets Fund (Prospectus Summary) | Brandes Institutional Emerging Markets Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.12%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	114
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	407
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	722
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,614
Annual Return 2002	rr_AnnualReturn2002	(18.12%)
Annual Return 2003	rr_AnnualReturn2003	76.17%
Annual Return 2004	rr_AnnualReturn2004	31.66%
Annual Return 2005	rr_AnnualReturn2005	22.17%
Annual Return 2006	rr_AnnualReturn2006	27.42%
Annual Return 2007	rr_AnnualReturn2007	18.89%
Annual Return 2008	rr_AnnualReturn2008	(47.80%)
Annual Return 2009	rr_AnnualReturn2009	113.82%
Annual Return 2010	rr_AnnualReturn2010	18.24%
Annual Return 2011	rr_AnnualReturn2011	(18.68%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	43.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.72%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.68%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	14.20%
Brandes Institutional Emerging Markets Fund (Prospectus Summary) | Brandes Institutional Emerging Markets Fund | Class I | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.85%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.95%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	14.17%
Brandes Institutional Emerging Markets Fund (Prospectus Summary) | Brandes Institutional Emerging Markets Fund | Class I | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.70%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.33%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.89%
Brandes Institutional Emerging Markets Fund (Prospectus Summary) | Brandes Institutional Emerging Markets Fund | Class S
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.37%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	139
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	485
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	853
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,891
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class S Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.81%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.77%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	14.00%

[1]	The Advisor has contractually agreed to limit the Emerging Markets Fund's Class I and Class S annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), including repayment of previous waivers, to 1.12% for Class I and 1.37% for Class S as percentages of the Fund's average daily net assets through January 31, 2013 (the "Expense Caps"). The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days notice to the Advisor, or by the Advisor with the consent of the Board. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for the fiscal year (taking into account the reimbursement) does not exceed the Expense Caps or by lower expense caps in effect at the time of the reimbursement.